Commitments and Contingencies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) contract	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Export Terminal Joint Venture remaining capital contributions	$ 94,931
Weighted average remaining contractual lease term	3 years 2 months 1 day	3 years 10 months 17 days
Number of operating leases contracts | contract	3
Office Space [Member]
Lessee, Lease, Description [Line Items]
Weighted average remaining contractual lease term	3 years 10 months 17 days	3 years 10 months 20 days
Number of operating leases contracts | contract	4
London [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	10 years
Operating lease term, mutual break clause	5 years
Operating lease annual gross rent	$ 1,100
Operating lease initial rent free period	27 months
Operating lease rent free period repayable based on break option exercised	13 months
Poland
Lessee, Lease, Description [Line Items]
Operating lease annual gross rent	$ 64
Copenhagen [Member]
Lessee, Lease, Description [Line Items]
Operating lease annual gross rent	180
Texas
Lessee, Lease, Description [Line Items]
Operating lease annual gross rent	$ 60